UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-06115

THE SINGAPORE FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

John J. O’Keefe

The Singapore Fund, Inc.

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

With copy to:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Registrant’s telephone number, including area code:  (201) 915-3054

Date of fiscal year end:  October 31

Date of reporting period:  June 30, 2006

Item 1, Proxy Voting Record

Voting Record for The Singapore Fund, Inc. for the year ending June 30, 2006.

S/N	Name of the issuer	Ticker symbol	ISIN	Shareholder meeting date	Brief identification of the matter voted on	Proposed by management or a shareholder	Fund cast vote?	Fund voted (for, against, abstain)	Fund vote for or against management
1	SMRT Corporation Ltd.	MRT SP	SG1I86884935	7/14/2005	AGM - Declare Div, Re-elect Auditors	By company	No	Abstain	NA
2	Singapore Airlines Ltd.	SIA SP	SG1H95001506	7/28/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
3	Singapore Telecommunications Ltd.	ST SP	SG1P95920093	7/29/2005	AGM & EGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
4	Raffles Holdings Limited	RHL SP	SG1H48875998	9/8/2005	EGM - Sale of three hotels.	By company	No	Abstain	NA
5	KS Energy Service Ltd.	KST SP	SG1G91873040	9/23/2005	EGM - Change of Auditor	By company	Yes	For	For
6	Keppel Land Limited	KPLD SP	SG1R31002210	10/6/2005	EGM - Retail property transaction	By company	Yes	For	For
7	Wing Tai Holdings Ltd.	WINGT SP	SG1K66001688	10/13/2005	EGM & AGM - Payment of dividend, re-election of Directors	By company	Yes	For	For
8	United Test & Assembly Center Ltd.	UTC SP	SG1P07916254	10/26/2005	EGM - The Selective Capital Reduction	By company	Yes	For	For
9	KS Energy Service Ltd.	KST SP	SG1G91873040	11/14/2005	EGM - Increase in authorized share capital	By company	Yes	For	For
10	United Overseas Bank Ltd.	UOB SP	SG1M3101969	11/18/2005	EGM - Increase in authorized share capital	By company	Yes	For	For
11	Singapore Press Holdings Ltd.	SPH SP	SG1P66918738	11/2/2005	AGM - Adopt the Directors’ Report & audited a/c	By company	Yes	For	For
12	Cosco Corp. (Singapore) Ltd.	COS SP	SG1I12878506	1/17/2006	EGM - Approve Subdivision of Ordinary Shares	By company	No	Abstain	NA
13	China Flexible Packaging	CFLX SP	BMG2108U1036	2/28/2006	AGM & EGM - Adopt the Directors’ Report & audited a/c	By company	Yes	For	For
14	DMX Technologies Group	DMX SP	BMG278221087	3/16/2006	EMG - Authorize company placement	By company	Yes	For	For
15	Singapore Techonlogies Engineering Ltd.	STE SP	SG1F60858221	3/31/2006	EGM & AGM - Payment of dividend, re-election of Directors	By company	No	Abstain	NA
16	Keppel Land Limited	KPLD SP	SG1R31002210	4/11/2006	EGM - Distrubution in specie	By company	Yes	For	For
17	Cosco Corp. (Singapore) Ltd.	COS SP	SG1I12878506	4/18/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
18	United Overseas Land Ltd.	UOL SP	SG1S83002349	4/19/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
19	BH Global Marine Ltd.	BHGM SP	SG1S15926722	4/19/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
20	China Sun Bio-Chem Technology Group	CSBT SP	KYG8438010170	4/19/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
21	United Overseas Land Ltd.	UOL SP	SG1S83002349	4/19/2006	EGM - Change of Name	By company	Yes	For	For
22	Oversea-Chinese Banking Corp.	OCBC SP	SG1S04926220	4/20/2006	AGM - Declare Div, Re-elect Directors & EGM Purchase of shares	By company	Yes	For	For
23	KS Energy Service Ltd.	KST SP	SG1G91873040	4/21/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
24	Sarin Technologies Ltd.	SARIN SP	IL0010927254	4/24/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
25	Global Voice Group Ltd.	GLVG SP	SG1I03877988	4/24/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
26	Memory Devices Ltd.	MEMD SP	BMGT03877988	4/24/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
27	DMX Technologies Group	DMX SP	BMG278221087	4/25/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
28	Best World International Ltd.	BEST SP	SG1P81919679	4/25/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
29	City Development Ltd.	CIT SP	SG1R89002252	4/26/2006	AGM - Declare Div, Re-elect Directors & EGM Purchase of shares	By company	Yes	For	For
30	China Hongxing Sport Ltd.	CHHS SP	BMG2154D1048	4/26/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
31	Contel Corp. Ltd.	CTEL SP	BMG2520U1036	4/26/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
32	Ferrochina Ltd.	FRC SP	BMG3435X1092	4/26/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
33	Raffles Holdings Limited	RHL SP	SG1H48875998	4/27/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
34	Sembcorp Industries Ltd.	SCI SP	SG1R50925390	4/27/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
35	LMA International N.V.	LMA SP	ANN2879J1070	4/27/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
36	United Test & Assembly Center Ltd.	UTC SP	SG1P07916254	4/27/2006	AGM - Declare Div, Re-elect Directors & EGM Shares Scheme	By company	Yes	For	For
37	Keppel Land Limited	KPLD SP	SG1R31002210	4/28/2006	AGM - Declare Div, Re-elect Directors & EGM Purchase of shares	By company	Yes	For	For
38	Capitaland Limited	CAPL SP	SG1J27887962	4/28/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
39	Keppel Corporation Limited	KEP SP	SG1E04001251	4/28/2006	AGM - Declare Div, Re-elect Directors & EGM Purchase of shares	By company	Yes	For	For
40	Magnecomp International Ltd.	MGCP SP	SG1F66858902	4/28/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
41	Luzhou Bio-Chem Technology Ltd.	LUBC SP	SG1S94928862	4/28/2006	AGM - Declare Div, Re-elect Directors & EGM Shares Scheme	By company	Yes	For	For
42	China Lifestyle Food & Beverages Group Ltd.	CLF SP	BMG2155A1099	4/28/2006	AGM - Declare Div, Re-elect Directors & SGM Shares Scheme	By company	Yes	For	For
43	Hong Leong Asia Ltd.	HLA SP	SG1F76860344	4/29/2006	AGM - Declare Div, Re-elect Directors & EGM new Articles of Association	By company	Yes	For	For
44	Fung Choi Printing & Packaging Group	FUNG SP	BMG3722U1071	5/2/2006	SGM - Change of name, issue Convertible Preferred	By company	Yes	For	For
45	Cosco Corp. (Singapore) Ltd.	COS SP	SG1I12878506	5/26/2006	EGM - Sell shipping vessels	By company	Yes	For	For
46	Biosensor International Group	BIG SP	BMG113251000	5/27/2006	SGM - Chairman & CEO stock option	By company	Yes	For	For
47	Hong Kong Land Ltd.	HKL SP	BMG4587L1090	6/5/2006	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
48	Bright World Precision	BWPM SP	SG1T29930156	6/12/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
49	Jardine Matheson Holdings Ltd.	JM SP	BMG507361001	6/15/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
50	Jardine Strategic Holdings Limited	JS SP	BMG507641022	6/15/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
51	Singapore Post Ltd.	SPOST SP	SG1N89910219	6/30/2006	AGM - Declare Div, Re-elect Directors & EGM new Articles of Association	By company	Yes	For	For
52	Sino-Environment Technology Group Ltd.	SINE SP	SG1T27930083	6/30/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SINGAPORE FUND, INC.

By:	/s/ John J. O’Keefe
	Name:	John J. O’Keefe
	Title:	Vice President and Treasurer

Date:	July 26, 2006